Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021
Accounts Receivable, Net [Abstract]
Provisions for doubtful accounts		$ 429,104	$ 182,602
Recovery for doubtful accounts	$ 68,359